UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-6304

Name of Fund:  Merrill Lynch Short Term U.S. Government Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Chief Executive
         Officer, Merrill Lynch Short Term U.S. Government Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/06

Date of reporting period: 06/01/05 - 08/31/05

Item 1 - Schedule of Investments


Merrill Lynch Short Term U.S. Government Fund, Inc.

Schedule of Investments as of August 31, 2005
                                                                   Face       Interest             Maturity
Issue                                                             Amount        Rate               Date(s)              Value
Government & Agency Obligations - 30.5%

Fannie Mae                                                     $  10,000,000     3.625 %          3/15/2007        $    9,946,960
                                                                  10,000,000     3.25             11/15/2007            9,837,280
                                                                   7,000,000     3.375            12/15/2008            6,848,905

Freddie Mac                                                        4,500,000     3.875            6/15/2008             4,480,061

U.S. Treasury Notes                                                6,000,000     7.00           7/15/2006 (b)           6,161,718
                                                                   5,000,000     3.00             11/15/2007            4,913,280
                                                                   5,000,000     3.75             5/15/2008             4,987,695
                                                                   8,000,000     3.375            11/15/2008            7,887,184
                                                                   7,000,000     4.00             6/15/2009             7,038,010

Total Government & Agency Obligations (Cost - $62,285,962) - 30.5%                                                     62,101,093


Government Agency Mortgage-Backed Obligations* - 45.6%

Fannie Mae Guaranteed Pass-Through Certificates                    8,969,227     4.00             7/01/2019             8,742,785
                                                                     375,516     4.216 (a)        12/01/2021              381,587
                                                                   1,271,108     4.413 (a)        12/01/2018            1,299,306
                                                                   6,765,396     4.564 (a)        7/01/2033             6,917,083
                                                                   3,743,677     4.714 (a)        9/01/2032             3,745,179
                                                                   7,790,939     5.00        2/01/2017-8/01/2019        7,852,166
                                                                   9,138,154     5.50        2/01/2009-12/01/2018       9,337,919
                                                                     530,435     6.00             2/01/2009               539,118
                                                                     325,306     6.00 (a)         12/01/2021              335,995
                                                                   1,306,521     6.50        9/01/2006-4/01/2031        1,351,973
                                                                   5,408,494     7.00        3/01/2015-11/01/2017       5,664,869
                                                                   2,511,027     7.00         5/01/2029-7/01/2032       2,634,352
                                                                   3,668,450     7.50        6/01/2008-8/01/2016        3,884,395
                                                                   2,280,975     7.50        11/01/2026-4/01/2032       2,420,260
                                                                   1,978,883     8.00        11/01/2030-5/01/2032       2,116,977

Freddie Mac Mortgage Participation Certificates                      178,592     3.967 (a)        1/01/2016               177,649
                                                                   5,547,851     4.00             9/01/2008             5,488,244
                                                                     918,607     4.262 (a)        1/01/2019               934,439
                                                                   5,064,928     4.50             4/01/2010             5,046,942
                                                                     500,540     4.797 (a)        3/01/2020               507,915
                                                                   3,484,879     4.876 (a)        6/01/2020             3,563,362
                                                                      30,455     4.89 (a)         8/01/2020                30,839
                                                                     539,296     4.895 (a)        10/01/2023              554,809
                                                                     692,822     4.932 (a)        9/01/2019               706,607
                                                                     428,293     5.347 (a)        8/01/2031               432,480
                                                                   2,905,054     6.00             11/01/2033            2,976,602
                                                                   7,689,638     6.50        6/01/2016-1/01/2019        7,959,355
                                                                     479,827     6.50        4/01/2029-9/01/2030          497,655
                                                                   1,762,234     7.00       11/01/2015-12/01/2016       1,843,149
                                                                     255,217     7.686 (a)        5/01/2015               260,755

Ginnie Mae MBS Certificates                                        4,285,108     5.50             11/15/2034            4,370,952

Total Government Agency Mortgage-Backed Obligations (Cost - $92,664,649) - 45.6%                                       92,575,718


Government Agency Mortgage-Backed Obligations* - Collateralized Mortgage Obligations - 19.2%

Fannie Mae Guaranteed Pass-Through Certificates    2003-17-QR     10,000,000     4.50             11/25/2025           10,019,925
                                                   2001-60-JZ        489,258     6.00             3/25/2031               493,477

Freddie Mac Mortgage Participation Certificates      H-016-A3      5,000,000     3.225            1/15/2011             4,925,000
                                                     H-011-A3      4,500,000     3.247            11/15/2008            4,351,618
                                                      2677-HB      5,000,000     4.00             3/15/2014             4,936,066

Ginnie Mae MBS Certificates                        2004-108-A      4,917,787     3.999            5/16/2027             4,850,722
                                                    2005-12-A      4,485,550     4.044            5/16/2021             4,442,647
                                                    2004-97-B      5,000,000     4.213            10/16/2026            4,902,368

Total Government Agency Mortgage-Backed Obligations - Collateralized Mortgage Obligations
(Cost - $39,322,509) - 19.2%                                                                                           38,921,823


Non-Government Agency Mortgage-Backed Obligations* - 4.0%

                                              Face
                                            Amount   Issue
Collateralized Mortgage Obligations    $ 2,210,435   CS First Boston Mortgage Securities Corp. Series 2004-FL1A
                                                     Class A, 3.988% due 5/15/2014 (a)                                  2,211,400
                                           360,332   GMAC Commercial Mortgage Securities, Inc. Series 2003-FL1A
                                                     Class A, 4.08813% due 3/11/2015 (a)                                  360,332
                                         4,575,000   JPMorgan Chase Commercial Mortgage Securities Corp. Series
                                                     2004-FL1A Class A2, 3.952% due 4/16/2019 (a)                       4,578,630
                                           103,353   Morgan Stanley Dean Witter Capital I Series 2002-XLF Class A,
                                                     3.85% due 8/05/2014 (a)                                              103,386
                                           912,023   Washington Mutual Series 2002-AR19 Class A8, 4.556% due 2/25/2033    907,897

                                                     Total Non-Government Agency Mortgage-Backed Obligations
                                                     (Cost - $8,169,852) - 4.0%                                         8,161,645


Short-Term Securities - 0.4%

Repurchase Agreements                      800,000   Credit Suisse First Boston Corp., purchased on 8/31/2005 to yield 3.59% to 9/01/2005, repurchase price of $800,080
                                                     collateralized by FNMA, 5.113% due 4/01/2035                         800,000

                                                     Total Short-Term Securities (Cost - $800,000) - 0.4%                 800,000

                                                     Total Investments (Cost - $203,242,972**) - 99.7%                202,560,279
                                                     Other Assets Less Liabilities - 0.3%                                 574,924
                                                                                                                   --------------
                                                     Net Assets - 100.0%                                           $  203,135,203
                                                                                                                   ==============


  * Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

 ** The cost and unrealized appreciation (depreciation) of investments as of August 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                               $      203,242,972
                                                 ==================
    Gross unrealized appreciation                $          646,638
    Gross unrealized depreciation                       (1,329,331)
                                                 ------------------
    Net unrealized depreciation                  $        (682,693)
                                                 ==================


(a) Floating rate note.

(b) All or a portion of security held as collateral in connection with open financial futures contracts. Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment
    Company Act of 1940, were as follows:

                                                  Net               Interest
    Affiliate                                   Activity              Income

    Merrill Lynch Liquidity Series, LLC
       Money Market Series
                                                   -               $   4,639


    Financial futures contracts sold as of August 31, 2005 were as follows:


    Number of                     Expiration        Face         Unrealized
    Contracts      Issue             Date          Value        Depreciation

    150        Two-Year U.S.       December
               Treasury Notes        2005       $ 30,954,194    $  (109,869)
    100        Five-Year U.S.      December
               Treasury Notes        2005       $ 10,750,407        (87,093)
                                                                ------------
    Total                                                       $  (196,962)
                                                                ============


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Short Term U.S. Government Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Short Term U.S. Government Fund, Inc.


Date: October 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Short Term U.S. Government Fund, Inc.


Date: October 19, 2005


By:    /s/ Donald C. Burke
       -------------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Short Term U.S. Government Fund, Inc.


Date: October 19, 2005